Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value Level transfer amount	$ 0				$ 0
Change in fair value of derivative warrant liabilities	8,002,140	$ 574,660	$ 574,660	$ (22,411,660)	42,386,130
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of derivative warrant liabilities	$ 575,000				$ 575,000
Change in fair value of derivative warrant liabilities				$ 22,400,000